Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of options, Outstanding at the beginning of the year	32,888,472		45,532,659	17,963,346
No. of options, Granted	9,586,000	[1]		28,100,000
No. of options, Expired	(1,065,305)		(4,076,167)	(318,894)
No. of options, Forfeited	(764,375)		(4,947,135)	(119,748)
No. of options, Exercised			(3,620,885)	(92,045)
No. of options, Outstanding at the end of the year	40,644,792		32,888,472	45,532,659
No. of options, Exercisable at the end of the year	20,922,506		14,350,118	11,700,665
Weighted average of exercise price, Outstanding at the beginning of the year	$ 0.65		$ 0.59	$ 0.56
Weighted average of exercise price, Granted	0.56			0.61
Weighted average of exercise price, Expired	0.58		0.6	0.44
Weighted average of exercise price, Forfeited	0.6		0.35	0.84
Weighted average of exercise price, Exercised			0.26	0.3
Weighted average of exercise price, Outstanding at the end of the year	0.63		0.65	0.59
Weighted average of exercise price, Exercisable at the end of the year	0.57		$ 0.56	$ 0.49
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average of exercise price, Granted	0.56
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average of exercise price, Granted	$ 1.39

[1]	Not including options to Directors and CEO which are subject to shareholder approval.